Stockholders' Deficit - Additional Information (Details)				1 Months Ended	3 Months Ended					9 Months Ended			11 Months Ended	12 Months Ended		14 Months Ended
	Nov. 10, 2023 $ / shares shares	Nov. 30, 2022 $ / shares shares	Sep. 23, 2021 $ / shares shares	Nov. 30, 2022 $ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) shares	Mar. 31, 2024 USD ($) shares	Sep. 30, 2023 USD ($) shares		Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) shares		Dec. 31, 2021 $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	May 13, 2024 $ / shares	May 12, 2024 $ / shares	Mar. 04, 2024 vote $ / shares shares	Feb. 20, 2024 shares	Jun. 30, 2023 shares	[1]	Sep. 28, 2021 $ / shares
Class of Stock [Line Items]
Common stock, shares authorized (in shares)					500,000,000					500,000,000				100,000,000	100,000,000	100,000,000
Common stock, par or stated value per share (in dollars per share) | $ / shares					$ 0.0001					$ 0.0001				$ 0.0001	$ 0.001	$ 0.0001			$ 0.0001
Preferred stock, par or stated value per share (in dollars per share) | $ / shares					$ 0.0001					$ 0.0001				0.0001	$ 0.001	$ 0.0001
Common stock, dividends, per share, declared (in dollars per share) | $ / shares														$ 0
Sale of stock, number of shares issued in transaction (in shares)																490,000
Sale of units description		In November 2022, the Company initiated an offering to sell to a select group of accredited investors only, on a private placement basis, 1,000,000 units for a purchase price of $4.00 per unit (the “Units”), each Unit consisting of one share of common stock and one warrant to purchase one share of common stock with an exercise price of $4.00 (the “2022 Offering”).
Proceeds from issuance of units | $																$ 1,932,850
Change in fair value of warrant liability | $					$ (8,805)	$ (213,942)	$ 23,123	$ 0		$ (199,624)	$ 0			$ 0	$ 108,100
Fair value of warrants issued with debt | $														$ 0	$ 5,066
Number of entitled vote | vote																			1
Common stock, shares issued (in shares)					21,441,416					21,441,416				9,575,925	27,580,040	9,575,925
Common stock, shares, outstanding (in shares)					21,441,416					21,441,416				9,575,925	27,580,040	9,575,925			21,437,216
Common stock, capital shares reserved for future issuance (in shares)					46,374,662					46,374,662				14,138,960		14,138,960
Preferred stock, shares authorized (in shares)					10,000,000					10,000,000				10,000,000	10,000,000	10,000,000
Preferred stock, shares issued (in shares)					0					0				0	0	0
Preferred stock, shares outstanding (in shares)					0					0				0	0	0
Class of warrant or right, outstanding (in shares)													624,508	1,231,574	905,470	1,231,574
Class of warrant or right, modification, liability | $										$ 200,513
US Capital Global QT Imaging LLC | Fourth Amendment
Class of Stock [Line Items]
Change in fair value of warrant liability | $														$ 156,505
Warrants
Class of Stock [Line Items]
Sale of stock, price per share (in dollars per share) | $ / shares														$ 4.00		$ 4.00
Change in fair value of warrant liability | $														$ 462,413	$ 404,888
Adjustment of warrants granted for services | $														0	108,100
Fair value of warrants issued with debt | $														$ 15,317	$ 5,066
Common Stock
Class of Stock [Line Items]
Common stock, shares authorized (in shares)														100,000,000		100,000,000
Common stock, par or stated value per share (in dollars per share) | $ / shares														$ 0.001		$ 0.001
Common stock, shares issued (in shares)														27,941,290	27,580,040	27,941,290
Common stock, shares, outstanding (in shares)					21,441,416	21,441,416		9,541,643	[1]	21,441,416	9,541,643	[1]	27,351,290	27,941,290	27,580,040	27,941,290					9,541,643
Common Stock | Working Capital Note
Class of Stock [Line Items]
Common stock, capital shares reserved for future issuance (in shares)														2,073,554		2,073,554
Preferred Stock
Class of Stock [Line Items]
Preferred stock, par or stated value per share (in dollars per share) | $ / shares														$ 0.001		$ 0.001
Preferred stock, shares authorized (in shares)														10,000,000		10,000,000
Preferred stock, shares issued (in shares)														0	0	0
Preferred stock, shares outstanding (in shares)														0	0	0
QT Imaging Private Placement Warrants
Class of Stock [Line Items]
Number of securities called by each warrant or right (in shares)		1		1
PubCo Warrants
Class of Stock [Line Items]
Shares issued, price per share (in dollars per share) | $ / shares					$ 9.20					$ 9.20
Total equity proceeds, percentage					65.00%					65.00%
Class of warrant or right, threshold trading days					20 days					20 days
Class of warrant or right, greater than the market value, percentage					115.00%					115.00%
Class of warrant or right, threshold trading day period					30 days					30 days
Expiration term										5 years
Class of warrant or right, exercise price of warrants or rights (in dollars per share) | $ / shares					$ 11.50					$ 11.50							$ 2.30	$ 11.50
Class of warrant or right, outstanding (in shares)					23,889,364					23,889,364
PubCo Warrants | Minimum
Class of Stock [Line Items]
Class of warrant or right, exercise price of warrants or rights (in dollars per share) | $ / shares					$ 0.01					$ 0.01
PubCo Warrants | Maximum
Class of Stock [Line Items]
Class of warrant or right, exercise price of warrants or rights (in dollars per share) | $ / shares					$ 18.00					$ 18.00							$ 3.60	$ 18.00
QT Imaging Warrants
Class of Stock [Line Items]
Share-based compensation arrangement by share-based payment award, non-option equity instruments, issued (in shares)					0			0		0	0
Class of warrant or right, exercise price of warrants or rights (in dollars per share) | $ / shares																			$ 11.67
Class of warrant or right, outstanding (in shares)					0					0				422,064		422,064
Warrants and rights outstanding, fair value | $								$ 0			$ 462,413
QT Imaging Remaining Warrants
Class of Stock [Line Items]
Warrants and rights outstanding, fair value | $											$ 15,317
Private Placement
Class of Stock [Line Items]
Sale of stock, number of shares issued in transaction (in shares)				342,703	0			0		0	89,532			261,250	228,750	167,925
Sale of stock, price per share (in dollars per share) | $ / shares		$ 11.67		$ 11.67
Proceeds from issuance of units | $														$ 1,026,550	$ 906,300
Consideration received on transaction | $								$ 0			$ 1,026,550					$ 1,932,850
Private Placement | US Capital Global QT Imaging LLC | Fourth Amendment
Class of Stock [Line Items]
Sale of stock, number of shares issued in transaction (in shares)	25,000
Sale of stock, price per share (in dollars per share) | $ / shares	$ 2.50
Private Placement | QT Imaging Private Placement Warrants
Class of Stock [Line Items]
Class of warrant or right, exercise price of warrants or rights (in dollars per share) | $ / shares		$ 11.67		$ 11.67
GIGCAPITAL5, INC
Class of Stock [Line Items]
Common stock, shares authorized (in shares)														100,000,000	100,000,000	100,000,000
Common stock, par or stated value per share (in dollars per share) | $ / shares			$ 0.0001											$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, par or stated value per share (in dollars per share) | $ / shares														$ 0.0001	$ 0.0001	$ 0.0001
Sale of stock, price per share (in dollars per share) | $ / shares																							$ 10.00
Common stock, shares issued (in shares)														6,545,000	6,545,000	6,545,000
Common stock, shares, outstanding (in shares)														6,545,000	6,545,000	6,545,000
Redeemable common stock, shares (in shares)							0							2,114,978	4,014,050	2,114,978
Preferred stock, shares authorized (in shares)														1,000,000	1,000,000	1,000,000
Preferred stock, shares issued (in shares)														0	0	0
Preferred stock, shares outstanding (in shares)														0	0	0
Class of warrant or right, exercise price of warrants or rights (in dollars per share) | $ / shares			$ 11.50										$ 11.50										$ 11.50
Minimum price per share required for redemption of warrants (in dollars per share) | $ / shares														$ 18.00		$ 18.00
GIGCAPITAL5, INC | Insider Shares Grant Agreements
Class of Stock [Line Items]
Effective date of grant award agreement														Sep. 23, 2021
GIGCAPITAL5, INC | Mr Weightman | Insider Shares Grant Agreements
Class of Stock [Line Items]
Number of shares subject to forfeiture (in shares)														5,000
Common stock issued in consideration for future service (in shares)			5,000										5,000	5,000
Effective date of grant award agreement													Sep. 23, 2021
Description of fair value of common stock shares vest recognition														If an initial Business Combination occurs and the 5,000 shares have not been previously forfeited, the fair value of the common stock on the date the shares vest will be recognized as stock-based compensation in the Company’s statements of operations and comprehensive loss when the completion of the Business Combination becomes probable.
GIGCAPITAL5, INC | Interest Solutions (ICR) | Insider Shares Grant Agreements
Class of Stock [Line Items]
Common stock issued in consideration for future service (in shares)														10,000
Number of shares not subject to forfeiture (in shares)														10,000
Number of shares, grant date fair value expensed upon issuance (in shares)														10,000
GIGCAPITAL5, INC | Non-Employee Consultants | Restricted Stock | Insider Shares Grant Agreements
Class of Stock [Line Items]
Number of shares subject to forfeiture (in shares)														15,000
GIGCAPITAL5, INC | Warrants
Class of Stock [Line Items]
Class of warrant or right, exercise price of warrants or rights (in dollars per share) | $ / shares														$ 11.50		11.50
Percentage of warrants exercise price														115.00%
Period after business combination when warrants become exercisable														30 days
Period after offering when warrants become exercisable														12 months
Warrants exercisable expiration period after completion of business combination														5 years
Period allotted to complete the business combination														30 months
Net cash settlement value of warrants | $														$ 0
Redemption price per warrant | $ / shares														$ 0.01		$ 0.01
Minimum period of prior written notice of redemption of warrants														30 days
Class of warrant or right, outstanding (in shares)														23,795,000	23,795,000	23,795,000
GIGCAPITAL5, INC | Warrants | Minimum
Class of Stock [Line Items]
Percentage of aggregate gross proceeds of equity issuances														65.00%
GIGCAPITAL5, INC | Warrants | Maximum
Class of Stock [Line Items]
Class of warrant or right, exercise price of warrants or rights (in dollars per share) | $ / shares														$ 9.20		$ 9.20
GIGCAPITAL5, INC | Common Stock
Class of Stock [Line Items]
Common stock, shares authorized (in shares)														100,000,000		100,000,000
Common stock, voting rights per share														Holders of the Company’s common stock are entitled to one vote for each share of common stock
Common stock, shares issued (in shares)														6,545,000	6,545,000	6,545,000
Common stock, shares, outstanding (in shares)													6,545,000	6,545,000	6,545,000	6,545,000
Redeemable common stock, shares (in shares)														2,114,978	4,014,050	2,114,978
Temporary equity, shares outstanding (in shares)														2,114,978	4,014,050	2,114,978
Common stock, capital shares reserved for future issuance (in shares)														23,945,000		23,945,000
GIGCAPITAL5, INC | Common Stock | Maximum
Class of Stock [Line Items]
Class of warrant or right, exercise price of warrants or rights (in dollars per share) | $ / shares														$ 9.20		$ 9.20
GIGCAPITAL5, INC | Common Stock | Working Capital Note
Class of Stock [Line Items]
Common stock, capital shares reserved for future issuance (in shares)														150,000		150,000
GIGCAPITAL5, INC | Common Stock | Warrants
Class of Stock [Line Items]
Common stock, capital shares reserved for future issuance (in shares)														23,795,000		23,795,000
GIGCAPITAL5, INC | Preferred Stock
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)														1,000,000		1,000,000
Preferred stock, shares issued (in shares)														0	0	0
Preferred stock, shares outstanding (in shares)														0	0	0
GIGCAPITAL5, INC | Subsequent Event
Class of Stock [Line Items]
Temporary equity, shares outstanding (in shares)																				848,003
GIGCAPITAL5, INC | Private Placement
Class of Stock [Line Items]
Sale of units description														Each Private Placement Unit consists of one share of the Company’s common stock, par value $0.0001 per share, and one redeemable warrant.
GIGCAPITAL5, INC | Private Placement | Working Capital Note
Class of Stock [Line Items]
Sale of stock, number of shares issued in transaction (in shares)														150,000
GIGCAPITAL5, INC | Private Placement | Common Stock
Class of Stock [Line Items]
Common stock, par or stated value per share (in dollars per share) | $ / shares														$ 0.0001		$ 0.0001

[1]	Amounts as of December 31, 2023 and before that date differ from those in prior year consolidated financial statements as they were retrospectively adjusted as a result of the accounting or the Business Combination (as defined in the Notes to Condensed Consolidated Financial Statements).